FINANCIAL ASSETS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS RECEIVABLE, NET
FINANCIAL ASSETS RECEIVABLE, NET

4.FINANCIAL ASSETS RECEIVABLE, NET

The Group’s financial assets receivable as of December 31, 2022 and 2023 are as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Financial assets receivable	4,225,014	3,694,269
Allowance for uncollectible receivables	(554,095)	(575,396)
Financial assets receivable, net	3,670,919	3,118,873

The movement of financial assets receivable for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at beginning of year	4,601,642	4,897,854	4,225,014
Addition in the current year	6,626,322	5,582,287	4,906,586
Collection in the current year	(6,189,783)	(5,920,287)	(5,050,047)
Write-off	(140,327)	(334,840)	(387,284)
Balance at end of year	4,897,854	4,225,014	3,694,269

4.FINANCIAL ASSETS RECEIVABLE, NET – continued

The movement of allowance for uncollectible receivables for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at beginning of year	390,834	493,646	554,095
Current year net provision	243,139	395,289	408,585
Write-off	(140,327)	(334,840)	(387,284)
Balance at end of year	493,646	554,095	575,396

The Group’s financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2022 and 2023 are as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB

Financial assets receivable	42,724	12,717
Allowance for uncollectible receivables	(2,648)	(2,912)
Financial assets receivable, net	40,076	9,805

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2021,2022 and 2023 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of year	3,149	—	42,724
Addition in the current year	—	51,417	19,981
Collection in the current year	(309)	(8,679)	(49,581)
Write-off	(2,840)	(14)	(407)
Balance at end of year	—	42,724	12,717

4.FINANCIAL ASSETS RECEIVABLE, NET – continued

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2021,2022 and 2023 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of year	2,033	—	2,648
Current year net provision	807	2,662	671
Write-off	(2,840)	(14)	(407)
Balance at end of year	—	2,648	2,912

The following table summarizes the aging of the Group’s financial assets receivable.

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2022	32,964	38,059	—	4,153,991	4,225,014
December 31, 2023	43,370	45,332	—	3,605,567	3,694,269

The principal of financial assets receivable by year of origination:

	2022	2021	Total

December 31, 2022	3,304,756	920,258	4,225,014

	2023	2022	2021	Total

December 31, 2023	3,021,956	636,652	35,661	3,694,269